Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

6. Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	June 30,	December 31,
	2024	2023
	$	$
Prepaid insurance	4	81
Prepaid research and development	681	97
Other	309	112
	994	290

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2024, and for the three and six months ended June 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)